Transaction with JD.com, Inc. (Narrative) (Details) - May 08, 2015 ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares
Business Cooperation Agreement [Member]
Transaction with JD.com, Inc. [Line Items]
Agreement period	5 years	5 years
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Transaction with JD.com, Inc. [Line Items]
Ordinary shares issued	65,625,000	65,625,000
Cash consideration of ordinary shares issued	¥ 1,528.2	$ 250